Marketable securities - Marketable Securities Held (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Gain (Loss) on Securities [Line Items]
Marketable Securities	$ 22	$ 57
Seadrill Partners - Common units
Gain (Loss) on Securities [Line Items]
Marketable Securities	9	45
Archer
Gain (Loss) on Securities [Line Items]
Marketable Securities	$ 13	$ 12